Other non-financial assets	12 Months Ended
Dec. 31, 2020
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of other non financial assets [Line Items]
Other non-financial assets

6.    Other non-financial assets

This item is made up as follows:

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)

Current
Value added tax (VAT) credit	40,300	27,414
Other taxes to be recovered	1,060	2,745
Income tax prepayments and/or benefits (a)	—	75,521
	41,360	105,680

Non-current
Other receivables (b)	190,501	186,626
Income tax prepayments and/or benefits (a)	13,669	52,559
Other taxes to be recovered	1,457	—
	205,627	239,185

Total other non-financial assets	246,987	344,865

(a)The balance as of December 31, 2020, represents income tax benefits from the years 2015 and 2016 determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments”.

The balance as of December 31, 2019, represents disbursements made by the Company for the prepayment of income tax, which the Company expects to use to offset future tax obligations (see Note 13(b)) also includes income tax benefits from the years 2013 to 2018 as part of the adoption of IFRIC 23. During 2020, the Company applied a portion of this balance against the income tax payable as determined by the tax authority.

(b)Represents disbursements made under protest by the Company in connection with disputed tax assessments related to reviews by SUNAT (Superintendencia Nacional de Administración Tributaria) from the years 2003 to 2012 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.